Debt - Schedule of Long-term Debt Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023	$ 0
2024	0
2025	67,500
2026	115,000
2027	0
Total	$ 182,500	$ 182,650